Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 52,137	$ 7,990	¥ 37,382	¥ 40,244
impairment recognized on property and equipment	¥ 9,226	$ 1,414	¥ 0	¥ 0